Finacial Liabilities at Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Finacial Liabilities at Fair Value [Abstract]
Schedule of Financial Liability
	December 31, 2024	December 31, 2023

Financial liability (A)	69	11
Private warrants (B)	1,506	1,459
Total	1,575	1,470